Capital Stock - Capital Stock (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended
	Apr. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Class of Stock [Line Items]
Preferred stock, share authorized (in shares)		25,000,000		25,000,000
Preferred stock, par value (in usd per share)		$ 1		$ 1
Common stock, share authorized (in shares)		725,000,000		725,000,000
Common stock, par value (in usd per share)		$ 0.001		$ 0.001
Preferred stock, share issued (in shares)		0
Stock options granted (in shares)		2,646,903	1,048,916
Stock option per share value (in usd per share)		$ 3.98	$ 8.67
Restricted stock units
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		796,733	625,878
Fair value of granted stock		$ 3.3	$ 5.4
Vesting period		3 years
Restricted stock awards
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		144,441	79,869
Fair value of granted stock		$ 0.5	$ 0.7
Stock option
Class of Stock [Line Items]
Period Of Historical Data Used To Calculate Expected Volatility In Year		5 years
Stock option, term		10 years
Vesting period		3 years
Weighted-average grant-date fair value of options granted (in usd per share)		$ 1.47
Expected volatility used in computing fair value of options granted		65.20%
Expected life used in computing fair value of options granted, years		5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		5.90%
Risk-free interest rate used in computing fair value of options granted		2.50%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Estimated Forfeiture Rate		6.00%
Parent Company [Member] | Common Stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		10,000,000
Sale of Stock, Price Per Share		$ 9.75
Net proceeds from equity issuances of subsidiaries		$ 93.0
Continuous Offering Program [Member]
Class of Stock [Line Items]
Sale of Stock, Offering Amount	$ 63.0
Continuous Offering Program [Member] | Parent Company [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		1,100,000
Sale of stock, consideration received per transaction		$ 10.7